DEBT	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
DEBT	DEBT

Long-term and short-term debt was as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
Total long-term and short-term debt (1)	1,385,321	1,305,875
Less: current portion of long-term debt and short-term debt(1)	(77,803)	(141,996)
Long-term debt(1)	1,307,518	1,163,879

(1) The amounts presented in the table above, are net of the deferred charges amounting to $15.7 million as of June 30, 2025 (December 31, 2024: $15.8 million).

Senior Secured Reducing Revolving Credit Facility

On December 13, 2024, we entered into a Senior Secured Reducing Revolving Credit Facility (the "RRCF”) of up to $570.0 million with a syndicate of banks. The RRCF matures in December 2029 and carries an interest rate of SOFR plus 200 basis points. The Company could initially draw down up to $570.0 million on the RRCF, reducing by $12.1 million each quarter starting from the first quarter of 2025.

As of June 30, 2025, the outstanding balance under the RRCF amounted to $428.1 million (December 31, 2024: $447.2 million).

Upsized term loan facility

On March 22, 2024, an existing $520.0 million term loan facility was amended to include a $200 million upsized term loan facility, on a delayed drawdown basis (the “upsized TLF May 2029”). Pursuant to this facility, CoolCo entered into a guarantee in favor of the lenders.

On November 13, 2024, a draw down of $200 million was made on the upsized facility to finance the repurchase of two vessels, Kool Ice and Kool Kelvin, subject to their existing sale and leaseback arrangements.

As of June 30, 2025, the balance outstanding under the upsized TLF May 2029 amounted to $591.1 million (December 31, 2024: $623.2 million).
Newbuild Vessel pre-delivery facility

In October 2023, we entered into agreements with affiliates of Huaxia for a pre-delivery credit facility and post-delivery sale and leaseback financing for the Newbuild Vessels.

As of December 31, 2024, $71.9 million was drawn under the pre-delivery credit facility, relating to the second Newbuild Vessel, the GAIL Sagar which was delivered to CoolCo in January 2025. On delivery, the pre-delivery credit facility was rolled into the GAIL Sagar sale and leaseback financing as disclosed below, with no balance outstanding on the pre-delivery credit facility as of June 30, 2025.

Sale and leaseback financing

i) Kool Tiger

CoolCo took delivery of one of the Newbuild Vessels, the Kool Tiger, on October 18, 2024 from HHI in the Republic of Korea and simultaneously entered into a sale and leaseback financing arrangement with a subsidiary of Huaxia. Under this financing arrangement the vessel was sold for $179.5 million and leased back to CoolCo on a ten year lease term. We have options to repurchase the Kool Tiger during the ten year charter period and an obligation to repurchase the vessel at the end of the lease period for $82.5 million. Pursuant to this arrangement, CoolCo provided a corporate guarantee in favor of Huaxia.

As the Company can repurchase the vessel for a fixed predetermined amount during the charter period and has an obligation to repurchase the vessel at the end of the lease term, the sale and leaseback transaction has been determined to be a failed sale and leaseback transaction and is accounted for as a financing transaction.

ii) GAIL Sagar

CoolCo took delivery of its second Newbuild Vessel, the GAIL Sagar, on January 6, 2025 from HHI in the Republic of Korea and simultaneously entered into a sale and leaseback financing arrangement with a subsidiary of Huaxia. Under this financing arrangement the vessel was sold for $207.8 million and leased back to CoolCo on a fourteen year lease term. We have options to repurchase the GAIL Sagar during the fourteen year charter period and an obligation to repurchase the vessel at the end of the lease period for $50.5 million. Pursuant to this arrangement, CoolCo provided a corporate guarantee in favor of Huaxia.

As the Company can repurchase the vessel for a fixed predetermined amount during the charter period and has an obligation to repurchase the vessel at the end of the lease term, the sale and leaseback transaction has been determined to be a failed sale and leaseback transaction and is accounted for as a financing transaction.

Debt restrictions

Many of our debt agreements contain operating and financing restrictions and covenants, which require compliance with certain financial ratios. Such ratios include, but are not limited to, minimum net worth, minimum value-adjusted equity ratio and minimum free cash restrictions. Further, dividend payments are subject to compliance with such financial covenants and no existing events of default.

As of June 30, 2025, we were in compliance with all covenants under our existing debt and lease agreements.